Taxes (Details) - Schedule of Deferred Tax Assets - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Deferred tax assets
Net operating loss carry forwards	$ 4,778,751	$ 4,981,536
Provision for doubtful debts	1,992,345	2,039,292
Finance lease liabilities	528,982	1,226,495
Impairment on inventory	1,045,792	2,446,724
Impairment of intangible assets	460,602	803,418
Impairment of long-term investment	586,117	599,928
Deferred tax assets, gross	9,392,589	12,097,393
Less: valuation allowance	(8,564,145)	(10,605,326)
Total deferred tax assets, net	828,444	1,492,067
Deferred tax liabilities
Finance lease right-of-use assets	828,444	1,492,067
Assets acquired in the asset acquisition	190,609	195,327
Total deferred tax liabilities	1,019,053	1,687,394
Deferred tax assets, net
Deferred tax liabilities, net	$ 190,609	$ 195,327